CONDENSED SEPARATE FINANCIAL INFORMATION OF VEON LTD - Condensed Income Statement (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Condensed Income Statements, Captions [Line Items]
Selling, general and administrative expenses	$ (1,799)	$ (1,646)	$ (1,533)
Operating profit	1,110	929	1,163
Income tax	(217)	(179)	(69)
Total non-operating income and expenses	31	20	9
Veon Ltd.
Condensed Income Statements, Captions [Line Items]
Selling, general and administrative expenses	(83)	(134)	(103)
Other operating gains	0	0	0
Recharged expenses to group companies	19	23	10
Operating profit	(64)	(111)	(93)
Finance costs	(11)	(6)	(1)
Share in result of subsidiaries after tax	492	(2,410)	(68)
Income tax	(2)	(1)	0
Total non-operating income and expenses	479	(2,417)	(69)
Profit / (loss) for the year	$ 415	$ (2,528)	$ (162)